Fair Value Measurements - Summary of Quantitative Information to Valuation Methodology (Details) - $ / shares				12 Months Ended
	Dec. 07, 2017	May 24, 2017	Mar. 02, 2017	Dec. 31, 2016
Senior Convertible Notes at Fair Value [Member]
Strike Price			$ 0.32	$ 0.0252
Volatility			267.80%
Risk-free interest rate			0.68%
Dividend yield (per share)			$ 0	$ 0
Senior Convertible Notes at Fair Value [Member] | Minimum [Member]
Volatility				300.42%
Risk-free interest rate				0.51%
Senior Convertible Notes at Fair Value [Member] | Maximum [Member]
Volatility				328.04%
Risk-free interest rate				0.63%
Warrant Liabilities [Member]
Strike Price		$ 0.085
Dividend yield (per share)	$ 0	$ 0	0	$ 0
Warrant Liabilities [Member] | Minimum [Member]
Strike Price	$ 0.025		$ 0.025	$ 0.03
Volatility	255.89%	210.10%	186.70%	118.00%
Risk-free interest rate	1.67%	1.24%	1.25%	0.35%
Contractual life (in years)	11 months 23 days	1 year 6 months 7 days	1 year 9 months 14 days	1 month 6 days
Warrant Liabilities [Member] | Maximum [Member]
Strike Price	$ 0.085		$ 18.000	$ 60.0
Volatility	465.70%	254.70%	208.30%	230.00%
Risk-free interest rate	2.14%	1.79%	1.83%	2.23%
Contractual life (in years)	4 years 10 months 17 days	5 years	3 years 9 months 14 days	3 years 11 months 15 days